Vanguard® S&P Small-Cap 600 Index Fund
Schedule of Investments (unaudited)
As of November 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Communication Services (2.5%)
*	Iridium Communications Inc.	377,286	12,107
*	Vonage Holdings Corp.	744,534	9,575
	Cogent Communications Holdings Inc.	136,198	7,919
	Shenandoah Telecommunications Co.	161,385	7,172
*	Glu Mobile Inc.	474,003	4,792
*	TechTarget Inc.	74,620	3,917
*	QuinStreet Inc.	156,324	2,790
	Meredith Corp.	130,132	2,648
*	Cincinnati Bell Inc.	163,467	2,486
	EW Scripps Co. Class A	184,062	2,349
	Scholastic Corp.	96,529	2,290
	ATN International Inc.	35,508	1,738
*	Consolidated Communications Holdings Inc.	235,665	1,320
*	Gannett Co. Inc.	420,891	1,195
	Marcus Corp.	74,643	876
*	AMC Networks Inc. Class A	24,214	798
	Spok Holdings Inc.	56,772	558
			64,530
Consumer Discretionary (15.1%)
*	Capri Holdings Ltd.	484,871	17,155
*	YETI Holdings Inc.	241,981	15,286
*	Crocs Inc.	218,156	12,847
*	Meritage Homes Corp.	121,802	10,980
*	Stamps.com Inc.	56,869	10,661
	LCI Industries	81,361	10,234
[1]	Macy's Inc.	1,000,817	10,218
*	Shake Shack Inc. Class A	115,222	9,409
*	Dorman Products Inc.	93,399	8,627
[1]	Bed Bath & Beyond Inc.	406,652	8,523
	Steven Madden Ltd.	250,362	7,879
	MDC Holdings Inc.	162,587	7,848
*	LGI Homes Inc.	71,559	7,732
	Wolverine World Wide Inc.	265,032	7,649
	Brinker International Inc.	145,361	7,284
*	Installed Building Products Inc.	73,443	7,258
*,1	iRobot Corp.	89,943	7,054
*	Asbury Automotive Group Inc.	62,224	7,017
	Group 1 Automotive Inc.	55,347	6,576
	Cooper Tire & Rubber Co.	162,911	6,472
	Callaway Golf Co.	303,739	6,454
	Kontoor Brands Inc.	151,062	6,295

		Shares	Market Value ($000)
*	Sleep Number Corp.	89,438	6,206
*	Gentherm Inc.	105,363	5,991
	Big Lots Inc.	115,155	5,950
	Winnebago Industries Inc.	108,712	5,754
	La-Z-Boy Inc.	148,366	5,495
*	Tupperware Brands Corp.	158,436	5,331
	Rent-A-Center Inc.	156,285	5,286
	Signet Jewelers Ltd.	168,855	5,115
[1]	Cheesecake Factory Inc.	134,928	5,057
	Monro Inc.	107,384	5,048
*	Cavco Industries Inc.	27,537	4,957
	Shutterstock Inc.	71,253	4,899
	ODP Corp.	169,885	4,871
	Core-Mark Holding Co. Inc.	145,448	4,537
	Bloomin' Brands Inc.	257,019	4,498
	Patrick Industries Inc.	71,106	4,483
*	Sally Beauty Holdings Inc.	363,852	4,184
*	M/I Homes Inc.	92,016	4,182
	Abercrombie & Fitch Co. Class A	201,243	4,174
*	Century Communities Inc.	93,555	4,163
	Dave & Buster's Entertainment Inc.	153,086	3,876
*	Vista Outdoor Inc.	187,285	3,864
*	Boot Barn Holdings Inc.	93,086	3,841
	Sturm Ruger & Co. Inc.	56,448	3,457
	Dine Brands Global Inc.	52,971	3,336
	Sonic Automotive Inc. Class A	77,941	3,147
	Oxford Industries Inc.	53,946	3,010
	Standard Motor Products Inc.	64,894	3,004
*	American Axle & Manufacturing Holdings Inc.	365,443	2,909
*,1	GameStop Corp. Class A	175,501	2,906
*	G-III Apparel Group Ltd.	139,516	2,842
*	Lumber Liquidators Holdings Inc.	93,068	2,688
*	Perdoceo Education Corp.	223,064	2,530
*	Zumiez Inc.	67,272	2,495
	Buckle Inc.	92,450	2,480
	BJ's Restaurants Inc.	71,870	2,374
*	Universal Electronics Inc.	44,937	2,366
*	Michaels Cos. Inc.	237,809	2,352
*	MarineMax Inc.	69,787	2,292
*	Monarch Casino & Resort Inc.	41,095	2,269
*	Hibbett Sports Inc.	53,367	2,197
*	America's Car-Mart Inc.	20,589	2,152
	Guess? Inc.	121,091	2,033
	Children's Place Inc.	47,073	2,023
	PetMed Express Inc.	65,390	2,007
*	Cooper-Standard Holdings Inc.	54,418	1,846
*	Fossil Group Inc.	150,607	1,596
	Ruth's Hospitality Group Inc.	102,501	1,596
	Haverty Furniture Cos. Inc.	55,785	1,518
*	Chuy's Holdings Inc.	63,539	1,506
	Designer Brands Inc. Class A	189,651	1,498
*	American Public Education Inc.	47,757	1,482
	Caleres Inc.	125,098	1,472
*	Genesco Inc.	45,107	1,415
	Ethan Allen Interiors Inc.	70,307	1,285
*	Motorcar Parts of America Inc.	61,383	1,235
	Shoe Carnival Inc.	27,754	1,015
*	Red Robin Gourmet Burgers Inc.	50,163	1,009

		Shares	Market Value ($000)
*	El Pollo Loco Holdings Inc.	60,287	945
	Movado Group Inc.	52,719	893
*	Liquidity Services Inc.	84,582	804
*	Unifi Inc.	48,214	730
*	Conn's Inc.	63,686	706
*	Regis Corp.	80,239	681
*	Fiesta Restaurant Group Inc.	57,137	671
*	Vera Bradley Inc.	71,158	603
	Chico's FAS Inc.	396,838	599
	Cato Corp. Class A	66,611	537
*	Barnes & Noble Education Inc.	97,340	353
			394,084
Consumer Staples (3.5%)
	WD-40 Co.	44,167	11,232
	Medifast Inc.	37,955	7,748
	J & J Snack Foods Corp.	48,305	7,023
	PriceSmart Inc.	75,459	6,133
[1]	B&G Foods Inc.	206,963	5,731
*	Cal-Maine Foods Inc.	119,810	4,688
*	Central Garden & Pet Co. Class A	125,189	4,618
	Vector Group Ltd. Class B	410,410	4,613
	Coca-Cola Consolidated Inc.	14,969	3,917
	Calavo Growers Inc.	53,484	3,831
*,1	National Beverage Corp.	37,602	3,686
	Universal Corp.	78,994	3,595
	Inter Parfums Inc.	56,969	3,094
*	United Natural Foods Inc.	176,153	3,039
*	USANA Health Sciences Inc.	38,644	2,905
	Fresh Del Monte Produce Inc.	97,728	2,482
*	Chefs' Warehouse Inc.	104,864	2,417
	Andersons Inc.	98,998	2,250
	SpartanNash Co.	115,585	2,182
	John B Sanfilippo & Son Inc.	28,456	2,112
	MGP Ingredients Inc.	42,558	1,856
*	Central Garden & Pet Co.	31,395	1,257
*	Seneca Foods Corp. Class A	21,668	908
			91,317
Energy (3.1%)
	Helmerich & Payne Inc.	348,809	7,942
*	Renewable Energy Group Inc.	127,156	7,385
*	Southwestern Energy Co.	2,083,029	6,478
	Range Resources Corp.	826,007	6,030
*	PDC Energy Inc.	321,284	5,372
*	Matador Resources Co.	354,273	3,606
	Archrock Inc.	414,184	3,218
*	Dril-Quip Inc.	113,060	3,213
	Core Laboratories NV	143,444	3,151
	Patterson-UTI Energy Inc.	604,357	2,605
	PBF Energy Inc. Class A	310,061	2,251
*	SEACOR Holdings Inc.	61,645	2,048
	DMC Global Inc.	47,607	1,945
*	Oceaneering International Inc.	320,165	1,943
*	Helix Energy Solutions Group Inc.	454,890	1,710
*	Bristow Group Inc.	76,160	1,695
*	Green Plains Inc.	108,105	1,598
*	ProPetro Holding Corp.	260,296	1,502
*	Par Pacific Holdings Inc.	128,853	1,468

		Shares	Market Value ($000)
	SM Energy Co.	339,319	1,435
*	REX American Resources Corp.	17,587	1,381
*	Bonanza Creek Energy Inc.	59,812	1,320
	QEP Resources Inc.	779,029	1,254
*,1	Callon Petroleum Co.	127,200	1,210
*	Dorian LPG Ltd.	108,612	1,187
	Nabors Industries Ltd.	20,711	1,085
	US Silica Holdings Inc.	237,855	1,027
*	Oil States International Inc.	197,020	875
*	Matrix Service Co.	86,530	829
*	Talos Energy Inc.	75,379	645
*	RPC Inc.	187,145	580
*	CONSOL Energy Inc.	86,180	456
*	Penn Virginia Corp.	48,951	442
*	Laredo Petroleum Inc.	30,720	363
*	Exterran Corp.	80,122	340
*	Geospace Technologies Corp.	34,425	214
			79,803
Financials (16.8%)
	Kinsale Capital Group Inc.	68,596	16,474
	Community Bank System Inc.	172,993	10,769
*	Trupanion Inc.	104,667	10,611
*	Green Dot Corp. Class A	172,164	9,221
	First Hawaiian Inc.	420,218	9,211
	Pacific Premier Bancorp Inc.	305,631	8,808
	BankUnited Inc.	299,286	8,533
	Old National Bancorp	533,890	8,451
	Assured Guaranty Ltd.	270,493	8,150
	CVB Financial Corp.	411,939	7,823
	American Equity Investment Life Holding Co.	296,635	7,796
	Ameris Bancorp	225,216	7,660
	Walker & Dunlop Inc.	93,641	7,492
	Columbia Banking System Inc.	231,748	7,326
	Independent Bank Corp.	106,641	7,213
	Simmons First National Corp. Class A	352,904	6,882
	United Community Banks Inc.	279,930	6,693
	Independent Bank Group Inc.	118,017	6,622
*	eHealth Inc.	83,055	6,311
*	Mr Cooper Group Inc.	234,495	6,252
*	PRA Group Inc.	147,034	6,121
*	NMI Holdings Inc. Class A	273,550	5,993
	Flagstar Bancorp Inc.	165,373	5,795
	ServisFirst Bancshares Inc.	151,205	5,713
	Cadence Bancorp	406,340	5,664
	Renasant Corp.	182,074	5,621
*	Axos Financial Inc.	167,772	5,620
	First Bancorp (XNYS)	703,671	5,587
	PennyMac Mortgage Investment Trust	321,703	5,501
	Horace Mann Educators Corp.	133,390	5,325
	Capitol Federal Financial Inc.	424,522	5,230
	First Midwest Bancorp Inc.	371,300	5,194
	First Financial Bancorp	317,927	5,103
	Northwest Bancshares Inc.	412,245	4,877
	Westamerica Bancorp	86,875	4,789
	Apollo Commercial Real Estate Finance Inc.	441,241	4,757
	Banner Corp.	113,414	4,687
	Park National Corp.	45,753	4,626
*	Palomar Holdings Inc.	69,812	4,615

		Shares	Market Value ($000)
	James River Group Holdings Ltd.	98,560	4,492
*	Seacoast Banking Corp. of Florida	170,936	4,318
	New York Mortgage Trust Inc.	1,218,581	4,283
	NBT Bancorp Inc.	141,469	4,237
	Virtus Investment Partners Inc.	23,241	4,157
	Piper Sandler Cos.	44,322	4,085
	Eagle Bancorp Inc.	103,955	3,823
	Hope Bancorp Inc.	397,544	3,769
	Provident Financial Services Inc.	235,990	3,698
	Meta Financial Group Inc.	111,695	3,697
	Stewart Information Services Corp.	86,229	3,610
	Veritex Holdings Inc.	160,151	3,474
	Waddell & Reed Financial Inc. Class A	210,213	3,460
*	Encore Capital Group Inc.	101,085	3,451
	Brightsphere Investment Group Inc.	193,817	3,431
	AMERISAFE Inc.	62,374	3,414
	City Holding Co.	51,705	3,397
*	Triumph Bancorp Inc.	73,167	3,325
	Safety Insurance Group Inc.	46,207	3,292
	BancFirst Corp.	60,054	3,257
*	StoneX Group Inc. Class B	52,484	3,234
	Redwood Trust Inc.	370,806	3,207
	National Bank Holdings Corp. Class A	98,600	3,173
	FB Financial Corp.	99,108	3,164
	First Commonwealth Financial Corp.	316,530	3,061
	Southside Bancshares Inc.	101,203	2,975
	First Bancorp (XNGS)	93,485	2,934
	Great Western Bancorp Inc.	177,489	2,916
	Brookline Bancorp Inc.	254,537	2,894
	Employers Holdings Inc.	94,439	2,881
	S&T Bancorp Inc.	126,536	2,833
	OFG Bancorp	165,619	2,774
	ProAssurance Corp.	173,860	2,766
	Heritage Financial Corp.	115,833	2,695
	Berkshire Hills Bancorp Inc.	162,526	2,665
*	Third Point Reinsurance Ltd.	263,449	2,513
	Tompkins Financial Corp.	38,968	2,479
*	Enova International Inc.	114,618	2,397
	HomeStreet Inc.	73,230	2,369
	ARMOUR Residential REIT Inc.	208,690	2,208
*	Ambac Financial Group Inc.	147,842	2,164
*	Blucora Inc.	155,015	2,021
[1]	Invesco Mortgage Capital Inc.	584,984	1,942
	Allegiance Bancshares Inc.	60,624	1,919
	Banc of California Inc.	142,829	1,900
	Boston Private Financial Holdings Inc.	265,115	1,898
	TrustCo Bank Corp.	310,988	1,888
	Capstead Mortgage Corp.	311,111	1,752
	Ready Capital Corp.	132,740	1,718
	Northfield Bancorp Inc.	154,222	1,717
	Granite Point Mortgage Trust Inc.	178,075	1,649
*	World Acceptance Corp.	14,603	1,649
	Preferred Bank	43,750	1,609
	KKR Real Estate Finance Trust Inc.	87,812	1,601
*	Donnelley Financial Solutions Inc.	97,123	1,582
*	Customers Bancorp Inc.	93,513	1,579
	WisdomTree Investments Inc.	362,660	1,552
	United Fire Group Inc.	69,803	1,527

		Shares	Market Value ($000)
	Central Pacific Financial Corp.	90,801	1,488
	Dime Community Bancshares Inc.	91,681	1,325
	Universal Insurance Holdings Inc.	93,558	1,306
	HCI Group Inc.	19,844	1,035
	Hanmi Financial Corp.	98,834	964
*	EZCORP Inc. Class A	168,062	855
	Greenhill & Co. Inc.	45,890	597
	United Insurance Holdings Corp.	65,427	290
			439,451
Health Care (11.8%)
*	NeoGenomics Inc.	357,019	16,987
*	Omnicell Inc.	138,311	14,502
	Ensign Group Inc.	163,462	11,748
*	AMN Healthcare Services Inc.	151,554	9,875
*	Glaukos Corp.	144,101	9,724
	CONMED Corp.	92,484	9,423
*	HMS Holdings Corp.	286,416	8,999
*	Merit Medical Systems Inc.	158,031	8,703
*	Covetrus Inc.	316,623	8,554
*	Pacira BioSciences Inc.	138,389	8,385
*	Select Medical Holdings Corp.	347,139	8,366
*	Xencor Inc.	185,511	7,851
*	Integer Holdings Corp.	106,348	7,667
*	Corcept Therapeutics Inc.	335,497	7,596
*	R1 RCM Inc.	372,799	7,560
*	Allscripts Healthcare Solutions Inc.	525,768	7,192
*	BioTelemetry Inc.	110,267	6,110
	Owens & Minor Inc.	233,959	6,027
*	Magellan Health Inc.	72,958	5,767
*	MEDNAX Inc.	276,984	5,598
*	Providence Service Corp.	39,419	5,353
*	Addus HomeCare Corp.	47,995	4,763
*	Cardiovascular Systems Inc.	127,963	4,410
	US Physical Therapy Inc.	41,419	4,399
	Mesa Laboratories Inc.	15,635	4,249
*	Myriad Genetics Inc.	240,994	4,227
*	Pennant Group Inc.	81,228	4,117
*	Cytokinetics Inc.	227,422	3,821
*	Endo International plc	741,304	3,766
*	Coherus Biosciences Inc.	203,048	3,748
*	Supernus Pharmaceuticals Inc.	169,883	3,618
*	Heska Corp.	28,640	3,580
*	REGENXBIO Inc.	96,347	3,357
	Luminex Corp.	139,087	3,301
*	NextGen Healthcare Inc.	178,525	3,167
*	Community Health Systems Inc.	362,721	2,967
*	Lantheus Holdings Inc.	215,532	2,836
*	Hanger Inc.	122,888	2,788
*	OraSure Technologies Inc.	230,813	2,770
	Simulations Plus Inc.	48,818	2,732
*	Tactile Systems Technology Inc.	62,621	2,700
*	CorVel Corp.	29,490	2,641
*	Meridian Bioscience Inc.	138,268	2,613
*	RadNet Inc.	138,433	2,578
*	CryoLife Inc.	122,123	2,543
*	Enanta Pharmaceuticals Inc.	57,630	2,374
*,1	Tabula Rasa HealthCare Inc.	67,346	2,321
*	Orthofix Medical Inc.	62,370	2,293

		Shares	Market Value ($000)
*	Natus Medical Inc.	109,261	2,286
*	Tivity Health Inc.	120,611	2,223
*	Spectrum Pharmaceuticals Inc.	470,129	2,214
*	Vanda Pharmaceuticals Inc.	176,303	2,153
	LeMaitre Vascular Inc.	54,051	2,129
*	Innoviva Inc.	202,776	2,120
*	Varex Imaging Corp.	126,012	2,102
*	Amphastar Pharmaceuticals Inc.	117,959	2,095
*	Inogen Inc.	59,089	2,072
*	Eagle Pharmaceuticals Inc.	39,073	1,778
*	AngioDynamics Inc.	122,215	1,738
*	Anika Therapeutics Inc.	45,831	1,732
*,1	Fulgent Genetics Inc.	38,076	1,710
*	Surmodics Inc.	44,007	1,648
*	HealthStream Inc.	82,546	1,542
*	Cutera Inc.	56,591	1,416
	Phibro Animal Health Corp. Class A	65,439	1,236
	Computer Programs & Systems Inc.	40,996	1,165
*	Cross Country Healthcare Inc.	112,699	980
	Invacare Corp.	110,626	944
*	ANI Pharmaceuticals Inc.	30,626	905
*,1	Zynex Inc.	62,699	875
*	Lannett Co. Inc.	110,829	683
			308,412
Industrials (17.4%)
*	Saia Inc.	84,542	14,756
	Exponent Inc.	166,785	13,845
*	Proto Labs Inc.	86,342	11,929
*	Chart Industries Inc.	113,646	11,746
	John Bean Technologies Corp.	102,585	11,342
	UFP Industries Inc.	197,780	10,611
	Watts Water Technologies Inc. Class A	88,727	10,394
	Applied Industrial Technologies Inc.	125,248	9,823
	UniFirst Corp.	49,309	9,116
	Hillenbrand Inc.	241,774	9,059
*	Aerojet Rocketdyne Holdings Inc.	236,613	8,856
	AAON Inc.	131,864	8,588
*	Resideo Technologies Inc.	453,738	8,390
	Franklin Electric Co. Inc.	124,041	8,384
	ESCO Technologies Inc.	84,241	8,331
	ABM Industries Inc.	215,685	8,304
	Arcosa Inc.	156,393	8,115
	Matson Inc.	138,952	8,077
	Moog Inc. Class A	97,200	7,519
*	SPX Corp.	144,670	7,411
*	SPX FLOW Inc.	137,325	7,358
	Korn Ferry	182,097	7,291
	Allegiant Travel Co.	42,084	7,162
	SkyWest Inc.	162,658	6,983
	Barnes Group Inc.	150,503	6,925
	Brady Corp. Class A	156,742	6,925
*	Gibraltar Industries Inc.	104,976	6,872
	Albany International Corp. Class A	99,471	6,817
	Forward Air Corp.	90,270	6,596
*	Meritor Inc.	234,162	6,182
	Federal Signal Corp.	194,888	6,047
*	AeroVironment Inc.	70,756	6,042
	Mueller Industries Inc.	183,169	6,001

		Shares	Market Value ($000)
	Comfort Systems USA Inc.	118,164	5,954
	Cubic Corp.	101,056	5,918
*	Hub Group Inc. Class A	108,121	5,906
*	Vicor Corp.	67,662	5,546
*	American Woodmark Corp.	54,812	4,797
*	Atlas Air Worldwide Holdings Inc.	84,312	4,705
	EnPro Industries Inc.	66,169	4,685
	Kaman Corp.	89,238	4,666
	Enerpac Tool Group Corp.	192,795	4,317
*	Harsco Corp.	254,520	4,314
	Alamo Group Inc.	31,758	4,310
*	GMS Inc.	137,846	4,305
	Astec Industries Inc.	72,907	4,229
	Lindsay Corp.	34,946	4,047
	Tennant Co.	59,548	3,999
	AZZ Inc.	84,483	3,767
	Granite Construction Inc.	150,765	3,712
*	PGT Innovations Inc.	190,193	3,541
	Greenbrier Cos. Inc.	105,482	3,520
	Deluxe Corp.	135,026	3,476
	US Ecology Inc.	101,640	3,445
	ArcBest Corp.	82,079	3,440
	Encore Wire Corp.	66,543	3,438
	Marten Transport Ltd.	189,324	3,338
	Pitney Bowes Inc.	558,283	3,182
	AAR Corp.	107,049	3,037
	Griffon Corp.	144,838	3,020
	Wabash National Corp.	170,662	3,017
	Standex International Corp.	39,936	3,014
	Hawaiian Holdings Inc.	148,416	3,007
	Heartland Express Inc.	160,111	2,959
	Raven Industries Inc.	115,620	2,916
*	MYR Group Inc.	53,892	2,756
	Matthews International Corp. Class A	100,856	2,696
*	Echo Global Logistics Inc.	85,830	2,437
	Apogee Enterprises Inc.	85,012	2,231
*	TrueBlue Inc.	116,340	2,222
	Kelly Services Inc. Class A	108,348	2,217
	Triumph Group Inc.	167,992	2,212
	Quanex Building Products Corp.	105,813	2,180
*	CIRCOR International Inc.	64,503	2,133
	Viad Corp.	65,810	1,972
*	NOW Inc.	352,852	1,969
*	Aegion Corp.	99,244	1,702
	Heidrick & Struggles International Inc.	62,406	1,629
	Interface Inc.	188,860	1,576
*	Lydall Inc.	54,390	1,490
*	Forrester Research Inc.	35,392	1,465
	Insteel Industries Inc.	62,121	1,437
	National Presto Industries Inc.	16,728	1,423
*	Foundation Building Materials Inc.	72,446	1,394
	Resources Connection Inc.	97,478	1,180
*	DXP Enterprises Inc.	52,702	1,110
*	Team Inc.	100,071	872
	Titan International Inc.	161,163	809
	Park Aerospace Corp.	60,487	770
*	Veritiv Corp.	39,979	743
	Powell Industries Inc.	28,346	732

		Shares	Market Value ($000)
	RR Donnelley & Sons Co.	138,929	195
			452,876
Information Technology (14.4%)
	Brooks Automation Inc.	237,857	17,361
	Power Integrations Inc.	193,124	13,787
*	Advanced Energy Industries Inc.	123,984	11,960
*	SPS Commerce Inc.	113,703	11,719
*	LivePerson Inc.	199,046	11,628
*	Alarm.com Holdings Inc.	144,178	10,945
*	Itron Inc.	130,482	10,257
*	FormFactor Inc.	249,316	10,222
*	Viavi Solutions Inc.	738,954	10,009
*	Diodes Inc.	135,816	9,230
*	ExlService Holdings Inc.	110,561	9,205
*	Rogers Corp.	60,417	8,876
*	Fabrinet	118,888	8,121
*	Insight Enterprises Inc.	113,487	8,112
*	MicroStrategy Inc. Class A	23,357	8,006
	Badger Meter Inc.	94,247	7,770
	EVERTEC Inc.	192,411	7,152
*	Plexus Corp.	94,663	7,072
*	Onto Innovation Inc.	158,021	6,986
*	Sanmina Corp.	219,367	6,979
	ManTech International Corp. Class A	87,579	6,741
*	MaxLinear Inc.	214,638	6,707
	Xperi Holding Corp.	349,931	6,677
*	8x8 Inc.	336,255	6,648
	Kulicke & Soffa Industries Inc.	200,374	6,101
	Progress Software Corp.	145,319	5,827
*	Rambus Inc.	368,522	5,793
*	Bottomline Technologies DE Inc.	125,376	5,722
	NIC Inc.	216,210	5,067
*	Knowles Corp.	295,600	5,019
*	Perficient Inc.	107,258	4,884
*	Sykes Enterprises Inc.	129,229	4,863
*	OSI Systems Inc.	54,240	4,779
	CSG Systems International Inc.	106,745	4,631
*	Virtusa Corp.	91,712	4,593
	Methode Electronics Inc.	121,063	4,240
*	TTM Technologies Inc.	320,166	4,181
*	Ultra Clean Holdings Inc.	128,703	4,072
	TTEC Holdings Inc.	59,123	4,000
	Cohu Inc.	135,046	3,834
*	FARO Technologies Inc.	57,359	3,793
*	ePlus Inc.	43,720	3,686
*,1	3D Systems Corp.	393,064	3,597
	Plantronics Inc.	119,603	3,268
	CTS Corp.	104,093	3,171
*	NETGEAR Inc.	96,491	3,069
*	Unisys Corp.	203,303	2,964
*	Axcelis Technologies Inc.	107,872	2,910
	Benchmark Electronics Inc.	117,603	2,860
*	CEVA Inc.	71,479	2,808
*	Cardtronics plc Class A	114,787	2,787
*	Veeco Instruments Inc.	160,070	2,660
	Ebix Inc.	75,801	2,578
*	Photronics Inc.	211,687	2,453
*	Agilysys Inc.	65,461	2,446

		Shares	Market Value ($000)
*	Diebold Nixdorf Inc.	250,576	2,373
*	Ichor Holdings Ltd.	74,035	2,362
*	Extreme Networks Inc.	394,948	2,220
	MTS Systems Corp.	62,183	2,178
*	OneSpan Inc.	109,344	2,163
*	PDF Solutions Inc.	94,443	2,084
*	ScanSource Inc.	81,801	2,053
*	Harmonic Inc.	314,283	2,052
	ADTRAN Inc.	154,591	1,953
	PC Connection Inc.	35,393	1,616
*	Digi International Inc.	93,651	1,607
	Comtech Telecommunications Corp.	79,734	1,520
*	SMART Global Holdings Inc.	44,375	1,362
*	Arlo Technologies Inc.	252,046	1,326
*	DSP Group Inc.	70,474	1,186
*	CalAmp Corp.	111,857	1,020
*	Applied Optoelectronics Inc.	67,599	562
	Daktronics Inc.	118,017	532
	Bel Fuse Inc. Class B	33,500	491
			375,486
Materials (5.5%)
	Cleveland-Cliffs Inc.	1,292,249	14,228
	Balchem Corp.	104,573	10,843
	Quaker Chemical Corp.	42,589	10,519
	HB Fuller Co.	166,820	8,730
*	Arconic Corp.	313,098	8,613
	Stepan Co.	68,881	8,001
*	Livent Corp.	471,756	7,157
	Innospec Inc.	79,525	6,544
*	Allegheny Technologies Inc.	408,439	5,510
	Boise Cascade Co.	127,034	5,494
	Trinseo SA	123,436	4,689
	Kaiser Aluminum Corp.	50,992	3,976
	Materion Corp.	65,537	3,821
	Carpenter Technology Corp.	155,784	3,807
*	Ferro Corp.	265,301	3,796
*	GCP Applied Technologies Inc.	155,337	3,649
	Schweitzer-Mauduit International Inc.	101,091	3,516
	Warrior Met Coal Inc.	165,088	2,876
*	Kraton Corp.	102,782	2,775
	Neenah Inc.	54,187	2,629
	Glatfelter Corp.	143,082	2,301
	Myers Industries Inc.	115,423	1,961
*	Clearwater Paper Corp.	53,448	1,866
*	Koppers Holdings Inc.	67,876	1,837
*	US Concrete Inc.	51,093	1,813
*	Century Aluminum Co.	161,626	1,640
*	AdvanSix Inc.	90,409	1,607
	Hawkins Inc.	30,616	1,536
*	Rayonier Advanced Materials Inc.	204,355	1,322
	Tredegar Corp.	83,417	1,319
	American Vanguard Corp.	85,655	1,299
	SunCoke Energy Inc.	266,935	1,201
	Mercer International Inc.	127,449	1,044
	FutureFuel Corp.	83,217	998
	Haynes International Inc.	40,351	855
*	TimkenSteel Corp.	121,997	575

		Shares	Market Value ($000)
	Olympic Steel Inc.	29,188	433
			144,780
Other (0.0%)[2]
*,3	Lantheus Holdings Inc. CVR	276,566	—
Real Estate (8.0%)
	Agree Realty Corp.	174,404	11,493
	Innovative Industrial Properties Inc.	70,239	10,793
	Lexington Realty Trust	896,365	9,152
	National Storage Affiliates Trust	200,439	6,811
	Essential Properties Realty Trust Inc.	328,361	6,744
	Uniti Group Inc.	626,230	6,438
	Four Corners Property Trust Inc.	228,142	6,390
	Washington REIT	265,566	6,164
	Brandywine Realty Trust	550,158	6,123
	CareTrust REIT Inc.	310,272	6,029
	Retail Properties of America Inc. Class A	691,057	5,598
	Easterly Government Properties Inc.	257,031	5,567
	Xenia Hotels & Resorts Inc.	366,833	5,169
	Retail Opportunity Investments Corp.	380,362	4,937
	SITE Centers Corp.	489,174	4,936
	DiamondRock Hospitality Co.	643,532	4,839
	Global Net Lease Inc.	288,589	4,817
	LTC Properties Inc.	126,558	4,688
	American Assets Trust Inc.	160,816	4,614
*	Realogy Holdings Corp.	372,374	4,584
	Industrial Logistics Properties Trust	210,392	4,572
	Acadia Realty Trust	278,224	3,951
	Independence Realty Trust Inc.	305,371	3,933
	Kite Realty Group Trust	271,617	3,911
	Mack-Cali Realty Corp.	277,953	3,797
	GEO Group Inc.	391,434	3,699
	Alexander & Baldwin Inc.	233,337	3,652
	Office Properties Income Trust	155,537	3,554
	iStar Inc.	242,354	3,417
	Diversified Healthcare Trust	767,523	3,385
	St. Joe Co.	100,688	3,324
	Getty Realty Corp.	113,390	3,219
	NexPoint Residential Trust Inc.	71,165	3,153
	Community Healthcare Trust Inc.	68,911	3,112
	Safehold Inc.	44,513	3,030
	Summit Hotel Properties Inc.	340,920	2,963
	Investors Real Estate Trust	41,360	2,870
[1]	Tanger Factory Outlet Centers Inc.	301,484	2,849
*	Marcus & Millichap Inc.	77,944	2,794
	CoreCivic Inc.	385,835	2,736
	Universal Health Realty Income Trust	41,308	2,496
	Armada Hoffler Properties Inc.	186,936	1,983
	RPT Realty	261,026	1,913
	RE/MAX Holdings Inc. Class A	58,469	1,830
	Chatham Lodging Trust	151,469	1,668
	Franklin Street Properties Corp.	311,490	1,445
	Urstadt Biddle Properties Inc. Class A	96,718	1,358
	Saul Centers Inc.	41,136	1,283
	Hersha Hospitality Trust	119,147	965
	Whitestone REIT	128,310	965
			209,713

				Shares	Market Value ($000)
Utilities (1.6%)
	American States Water Co.			119,301	8,807
	Avista Corp.			219,698	8,243
	California Water Service Group			159,795	7,907
	South Jersey Industries Inc.			325,626	7,496
	Chesapeake Utilities Corp.			53,190	5,532
	Northwest Natural Holding Co.			98,518	4,721
					42,706
Total Common Stocks (Cost $2,490,484)					2,603,158
		Coupon
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[4,5]	Vanguard Market Liquidity Fund	0.109%		527,905	52,791
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[6]	United States Treasury Bill	0.097%	1/28/21	145	145
[6]	United States Treasury Bill	0.116%	2/16/21	354	354
					499
Total Temporary Cash Investments (Cost $53,280)					53,290
Total Investments (101.7%) (Cost $2,543,764)					2,656,448
Other Assets and Liabilities—Net (-1.7%)					(45,482)
Net Assets (100%)					2,610,966
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $43,799,000.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $47,113,000 was received for securities on loan.
6	Securities with a value of $499,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2020	82	7,462	713

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,603,158	—	—	2,603,158
Temporary Cash Investments	52,791	499	—	53,290
Total	2,655,949	499	—	2,656,448

	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	135	—	—	135
1	Represents variation margin on the last day of the reporting period.